Share-based payments (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2014 shares
Number of share options granted in share-based payment arrangement		335,000	150,000	525,000
Associate Stock Option Plan 2014 [Member]
Number of shares reserved for issue under options and contracts for sale of shares						25,000,000
Number of share options granted in share-based payment arrangement	5,870,800	335,000	150,000	525,000	184,300
Options Plan One [Member]
Description of vesting requirements for share-based payment arrangement		4,304,600 Options (Option Plan I): 3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments
Options Plan Two [Member]
Description of vesting requirements for share-based payment arrangement		487,700 Options (Option Plan II): 2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
Options Plan Three [Member]
Description of vesting requirements for share-based payment arrangement		2,272,800 Options (Option Plan III): 2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments